Reserve for Share Based Payments (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Balance, amount	$ 18,363,791	$ 34,126,005	$ 36,254,043
Issue of restricted stock unit
Share based compensation - RSUs			49,981
Share based compensation - Stock options	11,000
RSU forfeited			65,098
Conversion component of convertible loans	824,250
Transfer of reserve on conversion of convertible loans			310,000
Balance, amount	32,479,665	18,363,791	34,126,005
Reserve of share-based payments [Member]
Statement Line Items [Line Items]
Balance, amount	8,374,041	9,394,394	7,674,233
Issue of restricted stock unit	11,000		(188,722)
Share based compensation - RSUs			49,981
Share based compensation - Stock options	11,000	236,000
RSU forfeited			65,098
Conversion component of convertible loans	824,250	174,000
Transfer of reserve on conversion of convertible loans	(5,760,022)	(1,402,631)	310,000
Transfer of reserve on exercise of stock options		(27,722)
Balance, amount	$ 3,449,269	$ 8,374,041	$ 9,394,394